MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Sep. 30, 2024
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	25 years
Growing and processing equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years
Growing and processing equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years